First Trust Senior Floating Rate Income Fund II (FCT)
Portfolio of Investments
February 28, 2023 (Unaudited)
Principal Value	Description	Rate (a)	Stated Maturity (b)	Value
SENIOR FLOATING-RATE LOAN INTERESTS (c) – 106.6%
	Application Software – 19.6%
$4,412,589	Applied Systems, Inc., 1st Lien Term Loan, 3 Mo. LIBOR + 3.00%, 0.50% Floor	7.73%	09/19/24	$4,419,230
1,523,561	ConnectWise, LLC, Term Loan B, 1 Mo. LIBOR + 3.50%, 0.50% Floor	8.13%	09/30/28	1,452,464
3,105,078	Epicor Software Corp., First Lien Term Loan C, 1 Mo. LIBOR + 3.25%, 0.75% Floor	7.88%	07/30/27	3,047,292
82,247	Flexera Software LLC, 2020 Term Loan B, 1 Mo. LIBOR + 3.75%, 0.75% Floor	8.39%	01/26/28	81,194
4,374,694	Gainwell Acquisition Corp. (fka Milano), Term Loan B, 3 Mo. LIBOR + 4.00%, 0.75% Floor	8.73%	10/01/27	4,224,861
3,335,021	Greeneden U.S. Holdings II, LLC (Genesys Telecommunications Laboratories, Inc.,), Initial Dollar Term Loan, 1 Mo. LIBOR + 4.00%, 0.75% Floor	8.63%	12/01/27	3,312,693
611,678	Hyland Software, Inc., 2nd Lien Term Loan, 1 Mo. LIBOR + 6.25%, 0.75% Floor	10.88%	07/10/25	589,942
2,000,426	Hyland Software, Inc., Term Loan B, 1 Mo. LIBOR + 3.50%, 0.75% Floor	8.13%	07/01/24	1,998,065
1,612,471	Informatica Corporation, Term Loan B, 1 Mo. LIBOR + 2.75%, 0.00% Floor	7.44%	10/29/28	1,611,665
4,485,466	Internet Brands, Inc. (Web MD/MH Sub I. LLC), 2020 June New Term Loan, 1 Mo. LIBOR + 3.75%, 1.00% Floor	8.38%	09/15/24	4,460,236
1,265,863	Internet Brands, Inc. (Web MD/MH Sub I. LLC), 2nd Lien Term Loan, 1 Mo. SOFR + 6.25%, 0.00% Floor	10.87%	02/23/29	1,175,145
8,443,470	Internet Brands, Inc. (Web MD/MH Sub I. LLC), Initial Term Loan, 1 Mo. LIBOR + 3.75%, 0.00% Floor	8.38%	09/13/24	8,396,524
279,177	ION Trading Technologies Limited, Term Loan B, 3 Mo. LIBOR + 4.75%, 0.00% Floor	9.48%	04/01/28	262,776
4,792,903	LogMeIn, Inc. (GoTo Group, Inc.), Term Loan B, 1 Mo. LIBOR + 4.75%, 0.00% Floor	9.38%	08/31/27	2,659,127
2,172,114	McAfee Corp. (Condor Merger Sub, Inc.), Tranche B-1 Term Loan, 1 Mo. SOFR + 3.75%, 0.50% Floor	8.42%	02/28/29	2,040,973
360,262	N-Able, Inc., Term Loan B, 3 Mo. LIBOR + 3.00%, 0.50% Floor	7.95%	07/19/28	359,361
2,092,956	Open Text Corporation (GXS), New Term Loan B, 1 Mo. SOFR + 3.50%, 0.50% Floor	8.22%	12/31/29	2,092,799
4,503,471	Open Text Corporation (GXS), Term Loan B, 1 Mo. LIBOR + 1.75%, 0.00% Floor	6.38%	05/30/25	4,500,093
912,941	RealPage, Inc., Second Lien Term Loan, 1 Mo. LIBOR + 6.50%, 0.75% Floor	11.13%	04/22/29	884,033
5,717,014	RealPage, Inc., Term Loan B, 1 Mo. LIBOR + 3.00%, 0.50% Floor	7.63%	04/24/28	5,548,019
3,073,448	SolarWinds Holdings, Inc., Extended Term Loan B, 1 Mo. SOFR + 4.00%, 0.00% Floor	8.62%	02/17/27	3,070,328
487,560	Solera Holdings, Inc. (Polaris Newco), Term Loan B, 3 Mo. LIBOR + 4.00%, 0.50% Floor	8.73%	06/04/28	452,414
231,966	Ultimate Kronos Group (UKG, Inc.), 2021 Term Loan, 3 Mo. LIBOR + 3.25%, 0.50% Floor	8.03%	05/03/26	227,761
				56,866,995
	Asset Management & Custody Banks – 2.4%
3,779,818	Edelman Financial Engines Center, LLC, Term Loan B, 1 Mo. LIBOR + 3.50%, 0.75% Floor	8.13%	04/07/28	3,689,462
3,248,900	Edelman Financial Engines Center, LLC, Term Loan Second Lien, 1 Mo. LIBOR + 6.75%, 0.00% Floor	11.38%	07/20/26	3,173,103
				6,862,565

First Trust Senior Floating Rate Income Fund II (FCT)
Portfolio of Investments (Continued)
February 28, 2023 (Unaudited)
Principal Value	Description	Rate (a)	Stated Maturity (b)	Value
SENIOR FLOATING-RATE LOAN INTERESTS (c) (Continued)
	Auto Parts & Equipment – 0.7%
$1,511,373	Clarios Global LP (Power Solutions), Term Loan B, 1 Mo. LIBOR + 3.25%, 0.00% Floor	7.88%	04/30/26	$1,507,836
518,055	Truck Hero, Inc., Term Loan B, 1 Mo. LIBOR + 3.75%, 0.75% Floor	8.38%	01/31/28	471,135
				1,978,971
	Broadcasting – 4.9%
314,438	E.W. Scripps Company, Tranche B-3 Term Loan, 1 Mo. LIBOR + 2.75%, 0.75% Floor	7.38%	01/07/28	310,586
1,719,808	Gray Television, Inc., Term C Loan, 1 Mo. LIBOR + 2.50%, 0.00% Floor	7.07%	01/02/26	1,699,859
1,117,388	Gray Television, Inc., Term Loan B2, 1 Mo. LIBOR + 2.50%, 0.00% Floor	7.07%	02/07/24	1,117,851
3,101,009	iHeartCommunications, Inc., Second Amendment Incremental Term Loan B, 1 Mo. LIBOR + 3.25%, 0.50% Floor	7.88%	05/01/26	3,023,484
1,199,070	iHeartCommunications, Inc., Term Loan B, 1 Mo. LIBOR + 3.00%, 0.00% Floor	7.63%	05/01/26	1,163,943
6,811,673	Nexstar Broadcasting, Inc., Incremental Term Loan B-4, 1 Mo. LIBOR + 2.50%, 0.00% Floor	7.13%	09/19/26	6,806,803
21,120	Univision Communications, Inc., 2017 Replacement Repriced First Lien Term Loan C-5, 1 Mo. LIBOR + 2.75%, 1.00% Floor	7.38%	03/15/24	21,137
11,587	Univision Communications, Inc., 2021 Replacement New First Lien Term Loan, 1 Mo. LIBOR + 3.25%, 0.75% Floor	7.88%	03/15/26	11,523
				14,155,186
	Building Products – 0.1%
264,159	Hunter Douglas, Inc. (Solis), Term Loan B, 3 Mo. SOFR + 3.50%, 0.50% Floor	8.37%	02/28/29	243,828
	Cable & Satellite – 2.8%
4,636,127	Cablevision (aka CSC Holdings, LLC), March 2017 Term Loan B-1, 1 Mo. LIBOR + 2.25%, 0.00% Floor	6.84%	07/17/25	4,488,003
3,528,389	Charter Communications Operating, LLC, Term Loan B1, 1 Mo. LIBOR + 1.75%, 0.00% Floor	6.37%	04/30/25	3,528,618
				8,016,621
	Casinos & Gaming – 1.6%
4,422,799	Golden Nugget, Inc. (Fertitta Entertainment LLC), Initial Term Loan B, 1 Mo. SOFR + 4.00%, 0.50% Floor	8.62%	01/27/29	4,310,858
216,866	Scientific Games Holdings LP (Scientific Games Lottery), Initial Dollar Term Loan, 3 Mo. SOFR + 3.50%, 0.50% Floor	8.10%	04/04/29	213,578
				4,524,436
	Coal & Consumable Fuels – 0.0%
32,499	Arch Coal, Inc., Term Loan B, 1 Mo. LIBOR + 2.75%, 1.00% Floor	7.38%	03/07/24	32,276
	Commercial Printing – 0.8%
2,507,887	Multi-Color Corp. (LABL, Inc.), Term Loan B, 1 Mo. LIBOR + 5.00%, 0.50% Floor	9.63%	10/29/28	2,453,717
	Communications Equipment – 0.3%
852,865	Commscope, Inc., Term Loan B, 1 Mo. LIBOR + 3.25%, 0.00% Floor	7.88%	04/06/26	829,838

First Trust Senior Floating Rate Income Fund II (FCT)
Portfolio of Investments (Continued)
February 28, 2023 (Unaudited)
Principal Value	Description	Rate (a)	Stated Maturity (b)	Value
SENIOR FLOATING-RATE LOAN INTERESTS (c) (Continued)
	Education Services – 0.5%
$1,468,220	Ascensus Holdings, Inc. (Mercury), First Lien Term Loan, 3 Mo. LIBOR + 3.50%, 0.50% Floor	8.25%	08/02/28	$1,427,227
	Electric Utilities – 3.1%
9,157,203	PG&E Corp., Term Loan B, 1 Mo. LIBOR + 3.00%, 0.50% Floor	7.69%	06/23/25	9,140,033
	Electronic Equipment & Instruments – 0.7%
1,364,596	Chamberlain Group, Inc. (Chariot), Term Loan B, 1 Mo. LIBOR + 3.25%, 0.50% Floor	7.88%	11/03/28	1,317,156
867,824	Verifone Systems, Inc., Term Loan B, 3 Mo. LIBOR + 4.00%, 0.00% Floor	8.95%	08/20/25	809,897
				2,127,053
	Environmental & Facilities Services – 2.6%
5,711,053	GFL Environmental, Inc., Extended Term Loan B, 1 Mo. LIBOR + 3.00%, 0.50% Floor	7.66%	05/31/27	5,727,330
2,084,075	Packers Holdings, LLC (PSSI), Term Loan B, 1 Mo. LIBOR + 3.25%, 0.75% Floor	7.85%	03/15/28	1,914,369
				7,641,699
	Food Distributors – 0.3%
909,230	US Foods, Inc., Incremental B-2019 Term Loan, 1 Mo. LIBOR + 2.00%, 0.00% Floor	6.63%	08/31/26	908,138
	Health Care Equipment – 0.0%
86,182	Embecta Corp., Initial Term Loan, 6 Mo. SOFR + 3.00%, 0.50% Floor	7.79%	03/31/29	84,984
	Health Care Facilities – 1.2%
494,022	Ardent Health Services, Inc. (AHP Health Partners, Inc.), Term Loan B, 1 Mo. LIBOR + 3.50%, 0.50% Floor	8.13%	08/24/28	491,305
2,966,136	Select Medical Corporation, Term Loan B, 1 Mo. LIBOR + 2.50%, 0.00% Floor	7.14%	03/06/25	2,957,801
				3,449,106
	Health Care Services – 4.9%
2,621,189	ADMI Corp. (Aspen Dental), 2020 Incremental Term Loan B2, 1 Mo. LIBOR + 3.38%, 0.50% Floor	8.01%	12/23/27	2,434,429
1,069,413	ADMI Corp. (Aspen Dental), 2021 Incremental Term Loan B3, 1 Mo. LIBOR + 3.75%, 0.50% Floor	8.38%	12/23/27	995,356
767,727	Aveanna Healthcare LLC, 2021 Term Loan B, 3 Mo. LIBOR + 3.75%, 0.50% Floor	8.70%	07/15/28	654,487
54,266	Aveanna Healthcare LLC, Delayed Draw Term Loan, 3 Mo. LIBOR + 3.75%, 0.50% Floor	8.70%	07/15/28	46,262
3,281,332	CHG Healthcare Services, Inc., Term Loan B, 1 Mo. LIBOR + 3.25%, 0.50% Floor	7.88%	09/30/28	3,267,419
2,683,509	DaVita, Inc., Term Loan B, 1 Mo. LIBOR + 1.75%, 0.00% Floor	6.38%	08/12/26	2,644,384
2,615,450	ExamWorks Group, Inc. (Electron Bidco), Term Loan B, 1 Mo. LIBOR + 3.00%, 0.50% Floor	7.63%	10/29/28	2,596,031
1,985,230	Global Medical Response, Inc. (fka Air Medical), 2021 Refinancing Term Loan, 1 Mo. LIBOR + 4.25%, 1.00% Floor	8.83%	10/02/25	1,583,578
				14,221,946
	Health Care Supplies – 1.8%
5,287,638	Medline Borrower, LP (Mozart), Initial Dollar Term Loan, 1 Mo. LIBOR + 3.25%, 0.50% Floor	7.88%	10/21/28	5,106,589

First Trust Senior Floating Rate Income Fund II (FCT)
Portfolio of Investments (Continued)
February 28, 2023 (Unaudited)
Principal Value	Description	Rate (a)	Stated Maturity (b)	Value
SENIOR FLOATING-RATE LOAN INTERESTS (c) (Continued)
	Health Care Technology – 12.3%
$4,862,461	athenahealth, Inc. (Minerva Merger Sub, Inc.), Term Loan B, 1 Mo. SOFR + 3.50%, 0.50% Floor	8.06%	02/15/29	$4,511,950
1,322,227	Ciox Health (Healthport/CT Technologies Intermediate Holdings, Inc.), New Term Loan B, 1 Mo. LIBOR + 4.25%, 0.75% Floor	8.88%	12/16/25	1,286,144
1,803,723	Ensemble RCM, LLC (Ensemble Health), Term Loan B, 3 Mo. SOFR + 3.75%, 0.00% Floor	8.53%	08/01/26	1,805,653
4,260,789	Mediware (Wellsky/Project Ruby Ultimate Parent Corp.), Term Loan B, 1 Mo. LIBOR + 3.25%, 0.75% Floor	7.88%	03/10/28	4,151,009
4,206,680	Navicure, Inc. (Waystar Technologies, Inc.), Term Loan B, 1 Mo. LIBOR + 4.00%, 0.00% Floor	8.63%	10/23/26	4,204,051
12,312,645	Verscend Technologies, Inc. (Cotiviti), New Term Loan B-1, 1 Mo. LIBOR + 4.00%, 0.00% Floor	8.63%	08/27/25	12,323,665
7,628,223	Zelis Payments Buyer, Inc., New Term Loan B-1, 1 Mo. LIBOR + 3.50%, 0.00% Floor	8.13%	09/30/26	7,605,568
				35,888,040
	Hotels, Resorts & Cruise Lines – 2.4%
459,501	Alterra Mountain Company, Term Loan B-2, 1 Mo. LIBOR + 3.50%, 0.50% Floor	8.13%	08/17/28	459,214
5,926,464	Four Seasons Holdings, Inc., New Term Loan B, 1 Mo. SOFR + 3.25%, 0.50% Floor	7.87%	11/30/29	5,960,215
443,489	Wyndham Hotels & Resorts, Inc., Term Loan B, 1 Mo. LIBOR + 1.75%, 0.00% Floor	6.38%	05/30/25	443,609
				6,863,038
	Industrial Machinery – 0.9%
254,683	Filtration Group Corporation, 2021 Incremental Term Loan B, 1 Mo. LIBOR + 3.50%, 0.50% Floor	8.13%	10/21/28	251,605
1,779,925	Filtration Group Corporation, Initial Term Loan, 1 Mo. LIBOR + 3.00%, 0.00% Floor	7.63%	03/29/25	1,777,922
617,127	TK Elevator Newco GMBH (Vertical U.S. Newco, Inc.), New Term Loan B1 (USD), 6 Mo. LIBOR + 3.50%, 0.50% Floor	8.60%	07/31/27	604,544
				2,634,071
	Insurance Brokers – 12.8%
5,859,459	Alliant Holdings I, LLC, ALIANT TL B5 1L, 1 Mo. SOFR + 3.50%, 0.50% Floor	8.06%	02/08/27	5,794,917
2,540,867	Alliant Holdings I, LLC, TLB-4 New Term Loan, 1 Mo. LIBOR + 3.50%, 0.50% Floor	8.09%	11/06/27	2,514,976
737,576	Amwins Group, Inc., AMWINS INCR TLB 1L, 1 Mo. SOFR + 2.75%, 0.75% Floor	7.41%	02/19/28	735,503
474,251	AssuredPartners, Inc., 2021 Term Loan B, 1 Mo. LIBOR + 3.50%, 0.50% Floor	8.13%	02/13/27	464,766
107,902	AssuredPartners, Inc., 2022 Incremental Term Loan B4, 1 Mo. SOFR + 4.25%, 0.50% Floor	8.87%	02/13/27	107,834
1,813,929	AssuredPartners, Inc., Incremental Term Loan 2022, 1 Mo. SOFR + 3.50%, 0.50% Floor	8.12%	02/13/27	1,778,222
6,428,901	AssuredPartners, Inc., Term Loan B, 1 Mo. LIBOR + 3.50%, 0.00% Floor	8.13%	02/12/27	6,301,931
2,779,488	BroadStreet Partners, Inc., Term Loan B, 1 Mo. LIBOR + 3.00%, 0.00% Floor	7.63%	01/27/27	2,746,495
35,901	HUB International Limited, Initial Term Loan B, 2 Mo. LIBOR + 3.00%, 0.00% Floor	7.68%	04/25/25	35,853
13,678,184	HUB International Limited, Initial Term Loan B, 3 Mo. LIBOR + 3.00%, 0.00% Floor	7.82%	04/25/25	13,659,924

First Trust Senior Floating Rate Income Fund II (FCT)
Portfolio of Investments (Continued)
February 28, 2023 (Unaudited)
Principal Value	Description	Rate (a)	Stated Maturity (b)	Value
SENIOR FLOATING-RATE LOAN INTERESTS (c) (Continued)
	Insurance Brokers (Continued)
$2,451	HUB International Limited, New Term Loan B-3, 2 Mo. LIBOR + 3.25%, 0.75% Floor	7.95%	04/25/25	$2,451
958,149	HUB International Limited, New Term Loan B-3, 3 Mo. LIBOR + 3.25%, 0.75% Floor	8.06%	04/25/25	957,961
452,593	Ryan Specialty Group, LLC, Term Loan B, 1 Mo. SOFR + 3.00%, 0.75% Floor	7.72%	09/01/27	452,736
1,725,436	USI, Inc. (fka Compass Investors, Inc.), 2022 New Term Loan, 3 Mo. SOFR + 3.75%, 0.50% Floor	8.33%	11/30/29	1,724,539
				37,278,108
	Integrated Telecommunication Services – 2.4%
3,369,892	Numericable (Altice France SA or SFR), Term Loan B-11, 3 Mo. LIBOR + 2.75%, 0.00% Floor	7.58%	07/31/25	3,337,254
749,144	Zayo Group Holdings, Inc., Incremental Term Loan B-2, 1 Mo. SOFR + 4.25%, 0.50% Floor	8.87%	03/09/27	641,185
3,740,009	Zayo Group Holdings, Inc., Initial Dollar Term Loan, 1 Mo. LIBOR + 3.00%, 0.00% Floor	7.63%	03/09/27	3,122,403
				7,100,842
	Managed Health Care – 0.7%
2,287,332	Multiplan, Inc. (MPH), Term Loan B, 3 Mo. LIBOR + 4.25%, 0.50% Floor	9.20%	08/31/28	1,932,224
	Metal & Glass Containers – 0.2%
490,440	Berry Global, Inc., Term Loan Z, 1 Mo. LIBOR + 1.75%, 0.00% Floor	6.33%	07/01/26	489,854
	Office Services & Supplies – 0.9%
2,607,302	Dun & Bradstreet Corp., Refinancing Term Loan, 1 Mo. LIBOR + 3.25%, 0.00% Floor	7.87%	02/08/26	2,604,499
	Packaged Foods & Meats – 2.0%
5,902,411	Hostess Brands, LLC (HB Holdings), Term Loan B, 3 Mo. LIBOR + 2.25%, 0.75% Floor	7.08%	08/03/25	5,901,820
	Paper Packaging – 3.2%
4,657,698	Graham Packaging Company, L.P., Term Loan B, 1 Mo. LIBOR + 3.00%, 0.75% Floor	7.63%	08/04/27	4,641,117
1,780,222	Pactiv LLC/Evergreen Packaging LLC (fka Reynolds Group Holdings), Term Loan B-2, 1 Mo. LIBOR + 3.25%, 0.00% Floor	7.88%	02/05/26	1,778,273
2,980,489	Pactiv LLC/Evergreen Packaging LLC (fka Reynolds Group Holdings), Tranche B-3 U.S. Term Loan, 1 Mo. LIBOR + 3.25%, 0.50% Floor	7.88%	09/20/28	2,971,934
				9,391,324
	Pharmaceuticals – 1.7%
969,761	Jazz Pharmaceuticals, Inc., Term Loan B, 1 Mo. LIBOR + 3.50%, 0.50% Floor	8.13%	05/05/28	969,330
5,030	Mallinckrodt International Finance S.A., 2017 Replacement Term Loan, 3 Mo. LIBOR + 5.25%, 0.75% Floor	9.99%	09/30/27	4,004
249,365	Nestle Skin Health (Sunshine Lux VII SARL/Galderma), 2021 Term Loan B-3, 3 Mo. LIBOR + 3.75%, 0.75% Floor	8.48%	10/02/26	243,131
3,801,971	Parexel International Corp. (Phoenix Newco), First Lien Term Loan, 1 Mo. LIBOR + 3.25%, 0.50% Floor	7.88%	11/15/28	3,728,783
				4,945,248

First Trust Senior Floating Rate Income Fund II (FCT)
Portfolio of Investments (Continued)
February 28, 2023 (Unaudited)
Principal Value	Description	Rate (a)	Stated Maturity (b)	Value
SENIOR FLOATING-RATE LOAN INTERESTS (c) (Continued)
	Property & Casualty Insurance – 0.1%
$210,004	Sedgwick Claims Management Services, Inc., Term Loan B, 1 Mo. LIBOR + 3.75%, 0.00% Floor	8.32%	02/17/28	$207,860
	Research & Consulting Services – 2.3%
4,173,517	Clarivate Analytics PLC (Camelot), Amendment No. 2 Incremental Term Loan, 1 Mo. LIBOR + 3.00%, 1.00% Floor	7.63%	10/31/26	4,165,692
973,343	Corelogic, Inc., Term Loan B, 1 Mo. LIBOR + 3.50%, 0.50% Floor	8.19%	06/02/28	838,112
385,856	J.D. Power (Project Boost Purchaser LLC), 2021 Incremental Term Loan B, 1 Mo. LIBOR + 3.50%, 0.50% Floor	8.13%	05/26/26	381,997
1,000,000	J.D. Power (Project Boost Purchaser LLC), Term Loan B, 1 Mo. LIBOR + 3.50%, 0.00% Floor	8.13%	05/30/26	990,235
333,191	Veritext Corporation (VT TopCo, Inc.), Non-Fungible 1st Lien Term Loan, 1 Mo. LIBOR + 3.75%, 0.75% Floor	8.38%	08/10/25	333,191
				6,709,227
	Restaurants – 3.7%
5,317,412	1011778 B.C. Unlimited Liability Company (Restaurant Brands) (aka Burger King/Tim Horton’s), Term Loan B-4, 1 Mo. LIBOR + 1.75%, 0.00% Floor	6.38%	11/14/26	5,282,769
5,596,366	IRB Holding Corp. (Arby’s/Inspire Brands), New Term Loan B 2022, 1 Mo. SOFR + 3.00%, 0.75% Floor	7.69%	12/15/27	5,530,917
				10,813,686
	Security & Alarm Services – 0.2%
549,406	Garda World Security Corporation, Term Loan B, 1 Mo. LIBOR + 4.25%, 0.00% Floor	8.85%	10/30/26	549,579
	Specialized Consumer Services – 0.6%
924,043	Asurion, LLC, New B-8 Term Loan, 1 Mo. LIBOR + 3.25%, 0.00% Floor	7.88%	12/23/26	881,306
1,093,344	Asurion, LLC, Second Lien Term Loan B-3, 1 Mo. LIBOR + 5.25%, 0.00% Floor	9.88%	01/31/28	936,449
				1,817,755
	Specialized Finance – 0.9%
848,164	Radiate Holdco, LLC (Astound), Amendment No. 6 Term Loan, 1 Mo. LIBOR + 3.25%, 0.75% Floor	7.88%	09/25/26	706,405
1,937,955	WCG Purchaser Corp. (WIRB- Copernicus Group), Term Loan B, 3 Mo. LIBOR + 4.00%, 1.00% Floor	8.95%	01/08/27	1,853,170
				2,559,575
	Specialty Stores – 1.3%
2,763,742	Petco Health and Wellness Company, Inc., Initial Term Loan B, 3 Mo. SOFR + 3.25%, 0.75% Floor	8.09%	03/03/28	2,739,560
1,071,908	Petsmart, Inc., Initial Term Loan B, 1 Mo. SOFR + 3.75%, 0.75% Floor	8.47%	02/12/28	1,070,455
				3,810,015
	Systems Software – 6.4%
2,681,330	BMC Software Finance, Inc. (Boxer Parent), 2021 Replacement Dollar Term Loan, 1 Mo. LIBOR + 3.75%, 0.00% Floor	8.38%	10/02/25	2,652,599
881,030	Idera, Inc., Initial Term Loan, 3 Mo. LIBOR + 3.75%, 0.75% Floor	8.51%	02/15/28	853,864
1,545,496	Misys Financial Software Ltd. (Almonde, Inc.) (Finastra), Term Loan B, 3 Mo. LIBOR + 3.50%, 1.00% Floor	8.33%	06/13/24	1,461,545

First Trust Senior Floating Rate Income Fund II (FCT)
Portfolio of Investments (Continued)
February 28, 2023 (Unaudited)
Principal Value	Description	Rate (a)	Stated Maturity (b)	Value
SENIOR FLOATING-RATE LOAN INTERESTS (c) (Continued)
	Systems Software (Continued)
$883,639	Proofpoint, Inc., Term Loan B, 1 Mo. LIBOR + 3.25%, 0.50% Floor	7.88%	08/31/28	$860,443
2,011,746	SS&C Technologies Holdings, Inc., Term Loan B-3, 1 Mo. LIBOR + 1.75%, 0.00% Floor	6.38%	04/16/25	2,011,122
1,668,411	SS&C Technologies Holdings, Inc., Term Loan B-4, 1 Mo. LIBOR + 1.75%, 0.00% Floor	6.38%	04/16/25	1,667,894
5,855,547	SS&C Technologies Holdings, Inc., Term Loan B-5, 1 Mo. LIBOR + 1.75%, 0.00% Floor	6.38%	04/16/25	5,853,117
3,279,241	SUSE (Marcel Lux IV SARL), Facility B1 USD, 1 Mo. SOFR + 3.25%, 0.00% Floor	7.67%	03/15/26	3,271,043
				18,631,627
	Trading Companies & Distributors – 0.8%
2,320,184	SRS Distribution, Inc., 2021 Refinancing Term Loan, 1 Mo. LIBOR + 3.50%, 0.50% Floor	8.13%	06/04/28	2,252,028
113,028	SRS Distribution, Inc., 2022 Refinancing Term Loan, 1 Mo. SOFR + 3.25%, 0.50% Floor	7.87%	06/04/28	109,397
				2,361,425
	Wireless Telecommunication Services – 2.5%
7,253,845	SBA Senior Finance II LLC, Term Loan B, 1 Mo. LIBOR + 1.75%, 0.00% Floor	6.41%	04/11/25	7,253,119
	Total Senior Floating-Rate Loan Interests			309,814,144
	(Cost $314,978,320)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (c) – 8.5%
	Application Software – 0.1%
560,000	GoTo Group, Inc. (d)	5.50%	09/01/27	268,800
	Broadcasting – 2.6%
1,000,000	Gray Television, Inc. (d)	5.88%	07/15/26	904,180
2,000,000	Gray Television, Inc. (d)	7.00%	05/15/27	1,813,700
3,043,000	Nexstar Media, Inc. (d)	5.63%	07/15/27	2,829,039
2,395,000	Sirius XM Radio, Inc. (d)	3.13%	09/01/26	2,119,880
				7,666,799
	Cable & Satellite – 2.7%
7,000,000	CCO Holdings, LLC / CCO Holdings Capital Corp. (d)	5.13%	05/01/27	6,484,135
2,000,000	CSC Holdings, LLC (d)	7.50%	04/01/28	1,341,250
				7,825,385
	Casinos & Gaming – 0.4%
572,000	Fertitta Entertainment, LLC / Fertitta Entertainment Finance Co., Inc. (d)	4.63%	01/15/29	495,237
572,000	VICI Properties, L.P. / VICI Note Co., Inc. (d)	4.25%	12/01/26	531,005
				1,026,242
	Health Care Facilities – 1.6%
2,500,000	Tenet Healthcare Corp. (d)	6.25%	02/01/27	2,437,069
2,500,000	Tenet Healthcare Corp. (d)	5.13%	11/01/27	2,352,575
				4,789,644

First Trust Senior Floating Rate Income Fund II (FCT)
Portfolio of Investments (Continued)
February 28, 2023 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (c) (Continued)
	Health Care Services – 0.3%
$376,000	DaVita, Inc. (d)	4.63%	06/01/30	$310,284
226,000	DaVita, Inc. (d)	3.75%	02/15/31	170,887
324,000	Global Medical Response, Inc. (d)	6.50%	10/01/25	243,363
				724,534
	Insurance Brokers – 0.3%
359,000	AmWINS Group, Inc. (d)	4.88%	06/30/29	305,264
500,000	AssuredPartners, Inc. (d)	7.00%	08/15/25	490,185
				795,449
	Integrated Telecommunication Services – 0.2%
769,000	Zayo Group Holdings, Inc. (d)	4.00%	03/01/27	590,688
	Systems Software – 0.3%
1,007,000	SS&C Technologies, Inc. (d)	5.50%	09/30/27	948,634
	Total Corporate Bonds and Notes			24,636,175
	(Cost $26,357,870)
FOREIGN CORPORATE BONDS AND NOTES (c) – 0.6%
	Application Software – 0.0%
22,000	Open Text Corp. (d)	3.88%	02/15/28	18,988
	Environmental & Facilities Services – 0.6%
1,554,000	GFL Environmental, Inc. (d)	3.75%	08/01/25	1,464,389
305,000	GFL Environmental, Inc. (d)	4.00%	08/01/28	265,702
				1,730,091
	Total Foreign Corporate Bonds and Notes			1,749,079
	(Cost $1,774,622)

Shares	Description	Value
RIGHTS (c) – 0.1%
	Electric Utilities – 0.1%
106,607	Vistra Energy Corp., no expiration date (e) (f)	131,500
	Life Sciences Tools & Services – 0.0%
1	New Millennium Holdco, Inc., Corporate Claim Trust, no expiration date (e) (f) (g) (h)	0
1	New Millennium Holdco, Inc., Lender Claim Trust, no expiration date (e) (f) (g) (h)	0
		0
	Total Rights	131,500
	(Cost $174,207)
COMMON STOCKS (c) – 0.0%
	Pharmaceuticals – 0.0%
150,392	Akorn, Inc. (f) (i) (j)	112,794
	(Cost $1,724,086)

First Trust Senior Floating Rate Income Fund II (FCT)
Portfolio of Investments (Continued)
February 28, 2023 (Unaudited)
Shares	Description	Value
WARRANTS (c) – 0.0%
	Movies & Entertainment – 0.0%
315,514	Cineworld Group PLC, expiring 11/23/25 (e) (f) (i)	$10,437
	(Cost $0)
	Total Investments – 115.8%	336,454,129
	(Cost $345,009,105)
	Outstanding Loans – (12.7)%	(37,000,000)
	Net Other Assets and Liabilities – (3.1)%	(8,887,554)
	Net Assets – 100.0%	$290,566,575

(a)	Senior Floating-Rate Loan Interests (“Senior Loans”) in which the Fund invests pay interest at rates which are periodically predetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as the LIBOR, (ii) the SOFR obtained from the U.S. Department of the Treasury’s Office of Financial Research, (iii) the prime rate offered by one or more United States banks or (iv) the certificate of deposit rate. Certain Senior Loans are subject to a LIBOR or SOFR floor that establishes a minimum LIBOR or SOFR rate. When a range of rates is disclosed, the Fund holds more than one contract within the same tranche with identical LIBOR or SOFR period, spread and floor, but different LIBOR or SOFR reset dates.
(b)	Senior Loans generally are subject to mandatory and/or optional prepayment. As a result, the actual remaining maturity of Senior Loans may be substantially less than the stated maturities shown.
(c)	All of these securities are available to serve as collateral for the outstanding loans.
(d)	This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A of the Securities Act of 1933, as amended (the “1933 Act”), and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Fund’s Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P. (the “Advisor”). Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At February 28, 2023, securities noted as such amounted to $26,385,254 or 9.1% of net assets.
(e)	Pursuant to procedures adopted by the Fund’s Board of Trustees, this security has been determined to be illiquid by the Advisor.
(f)	Non-income producing security.
(g)	This security is fair valued by the Advisor’s Pricing Committee in accordance with procedures approved by the Fund’s Board of Trustees, and in accordance with the provisions of the Investment Company Act of 1940 and rules thereunder, as amended. At February 28, 2023, securities noted as such are valued at $0 or 0.0% of net assets.
(h)	This security’s value was determined using significant unobservable inputs (see Valuation Inputs section).
(i)	This issuer has filed for protection in bankruptcy court.
(j)	Security received in a transaction exempt from registration under the 1933 Act. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers (see Restricted Securities table).

LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate

Valuation Inputs
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
•	Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

First Trust Senior Floating Rate Income Fund II (FCT)
Portfolio of Investments (Continued)
February 28, 2023 (Unaudited)
A summary of the inputs used to value the Fund’s investments as of February 28, 2023 is as follows:
	Total Value at 2/28/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Senior Floating-Rate Loan Interests*	$ 309,814,144	$ —	$ 309,814,144	$ —
Corporate Bonds and Notes*	24,636,175	—	24,636,175	—
Foreign Corporate Bonds and Notes*	1,749,079	—	1,749,079	—
Rights:
Electric Utilities	131,500	—	131,500	—
Life Sciences Tools & Services	—**	—	—	—**
Common Stocks*	112,794	—	112,794	—
Warrants*	10,437	—	10,437	—
Total Investments	$ 336,454,129	$—	$ 336,454,129	$—**

*	See Portfolio of Investments for industry breakout.
**	Investment is valued at $0.
Level 3 Investments are fair valued by the Advisor’s Pricing Committee and are footnoted in the Portfolio of Investments. Level 3 investments values are based on unobservable and non-quantitative inputs.

Unfunded Loan Commitments
As of February 28, 2023, the Fund had the following unfunded loan commitments:
Borrower	Principal Value	Commitment Amount	Value	Unrealized Appreciation (Depreciation)
athenahealth, Inc. (Minerva Merger Sub, Inc.), Term Loan	$ 595,841	$ 592,658	$ 552,890	$ (39,768)
Veritext Corporation (VT TopCo, Inc.), Term Loan	22,247	22,247	22,247	0
		$614,905	$575,137	$(39,768)

Restricted Securities
As of February 28, 2023, the Fund held restricted securities as shown in the following table that the Advisor has deemed illiquid.
Security	Acquisition Date	Principal Value/Shares	Current Price	Carrying Cost	Value	% of Net Assets
Akorn, Inc.	10/15/2020	150,392	$0.75	$1,724,086	$112,794	0.04%